Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST II
iShares High Yield Muni Income Active ETF
(the “Fund”)
Supplement dated February 10, 2025 to the
Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) of the Fund,
each dated November 27, 2024 (as amended February 10, 2025)
The information in this Supplement is substantially similar to the information with respect to the Fund in the Supplement dated December 5, 2024 to the Fund’s Summary Prospectus, Prospectus and SAI, each dated November 27, 2024.
On September 13, 2024, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “iShares Short Duration High Yield Muni Active ETF” and certain changes to the Fund’s investment strategies, management fee, and contractual management fee waiver. In addition, Fund management has determined to make certain changes to the benchmark indices against which the Fund compares its performance. All of these changes are expected to become effective on or about June 30, 2025.
Accordingly, effective on or about June 30, 2025, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
All references to “iShares High Yield Muni Income Active ETF” are changed to “iShares Short Duration High Yield Muni Active ETF” to reflect the Fund’s new name.
Change in the Fund’s Investment Strategies and Risks
The section of the Summary Prospectus entitled “Principal Investment Strategies” and the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to achieve its objectives by investing at least 80% of its assets in municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within such policy or to one or more market risk factors associated with such securities. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax (“AMT”)). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax‑exempt obligations like municipal notes and variable rate demand obligations. Under normal market conditions, the Fund will seek to maintain an investment portfolio with a weighted average effective duration of less than 5 years. However, in certain market conditions, the weighted average effective duration may go up to 6 years.
The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Fund management intends to invest at least 65% of the Fund’s net assets in medium- to low‑quality bonds as rated by at least one independent rating agency (BBB or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or if unrated, judged to be of comparable quality by BFA. Obligations rated below BBB or Baa are commonly known as “junk bonds.” It is possible that the Fund could invest up to 100% of its assets in junk bonds. Fund management reserves the right to invest less than 65% of the Fund’s net assets in municipal bonds rated BBB or Baa or lower if Fund management determines that there is an insufficient supply of such obligations available for investment.
The Fund may also invest up to 20% of its net assets in municipal bonds that are considered distressed securities, which are securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition or are rated in the lowest rating categories by at least one independent rating agency (CC or lower by S&P or Fitch, or Ca or lower by Moody’s), or if unrated, judged to be of comparable quality by BFA.
Generally, the Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. The Fund will primarily invest in municipal bonds that have a maturity of five years or longer. The Fund is classified as non‑diversified under the 1940 Act.
The Fund may use derivative instruments to hedge its investments, including taking short positions in U.S. Treasury futures to manage overall portfolio duration risk.
The Fund may gain exposure to municipal bonds through its investments in other investment companies, including affiliated exchange-traded funds, that invest in such securities. The Fund may invest up to 20% of its total assets in such other investment companies.
Changes in the Fund’s Management Fee and Contractual Management Fee Waiver
The chart in the section of the Summary Prospectus entitled “Fees and Expenses of the Fund” are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1,2]	Distribution and Service (12b‑1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1,3]	Total Annual Fund Operating Expenses[3]	Fee Waiver[1,2]	Total Annual Fund Operating Expenses After Fee Waiver[1,2]
0.40%	None	None	0.01%	0.41%	(0.06)%	0.35%
[1]
As described in the “Management” section of the Fund’s prospectus beginning on page 19, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
As described in the “Management” section of the Fund’s prospectus beginning on page 19, BFA has contractually agreed to waive 0.05% of its management fee payable, through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[3]
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.

Change in the Fund’s Benchmark
In the section of the Summary Prospectus entitled “Performance Information” and the section of the Prospectus entitled “Fund Overview — Performance Information,” the BlackRock Municipal Bond Index and a customized reference benchmark comprised of 60% Muni HY (0‑18 years), 20% Muni BBB (0‑18 years) and 20% IG ex BBB (0‑18 years) (the “New Customized Benchmark”) replace the Bloomberg Municipal High Yield Bond Index and a customized reference benchmark comprised of 80% Bloomberg Municipal High Yield Index, 10% Bloomberg BBB Index and 10% Bloomberg Single A Index (0‑18 years) as the performance benchmarks against which the Fund measures its performance. Fund management believes the BlackRock Municipal Bond Index and the New Customized Benchmark are more relevant to the Fund’s new investment strategies.

iShares High Yield Muni Income Active ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST II
iShares High Yield Muni Income Active ETF
(the “Fund”)
Supplement dated February 10, 2025 to the
Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) of the Fund,
each dated November 27, 2024 (as amended February 10, 2025)
The information in this Supplement is substantially similar to the information with respect to the Fund in the Supplement dated December 5, 2024 to the Fund’s Summary Prospectus, Prospectus and SAI, each dated November 27, 2024.
On September 13, 2024, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “iShares Short Duration High Yield Muni Active ETF” and certain changes to the Fund’s investment strategies, management fee, and contractual management fee waiver. In addition, Fund management has determined to make certain changes to the benchmark indices against which the Fund compares its performance. All of these changes are expected to become effective on or about June 30, 2025.
Accordingly, effective on or about June 30, 2025, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
All references to “iShares High Yield Muni Income Active ETF” are changed to “iShares Short Duration High Yield Muni Active ETF” to reflect the Fund’s new name.
Change in the Fund’s Investment Strategies and Risks
The section of the Summary Prospectus entitled “Principal Investment Strategies” and the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to achieve its objectives by investing at least 80% of its assets in municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within such policy or to one or more market risk factors associated with such securities. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax (“AMT”)). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax‑exempt obligations like municipal notes and variable rate demand obligations. Under normal market conditions, the Fund will seek to maintain an investment portfolio with a weighted average effective duration of less than 5 years. However, in certain market conditions, the weighted average effective duration may go up to 6 years.
The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Fund management intends to invest at least 65% of the Fund’s net assets in medium- to low‑quality bonds as rated by at least one independent rating agency (BBB or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or if unrated, judged to be of comparable quality by BFA. Obligations rated below BBB or Baa are commonly known as “junk bonds.” It is possible that the Fund could invest up to 100% of its assets in junk bonds. Fund management reserves the right to invest less than 65% of the Fund’s net assets in municipal bonds rated BBB or Baa or lower if Fund management determines that there is an insufficient supply of such obligations available for investment.
The Fund may also invest up to 20% of its net assets in municipal bonds that are considered distressed securities, which are securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition or are rated in the lowest rating categories by at least one independent rating agency (CC or lower by S&P or Fitch, or Ca or lower by Moody’s), or if unrated, judged to be of comparable quality by BFA.
Generally, the Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. The Fund will primarily invest in municipal bonds that have a maturity of five years or longer. The Fund is classified as non‑diversified under the 1940 Act.
The Fund may use derivative instruments to hedge its investments, including taking short positions in U.S. Treasury futures to manage overall portfolio duration risk.
The Fund may gain exposure to municipal bonds through its investments in other investment companies, including affiliated exchange-traded funds, that invest in such securities. The Fund may invest up to 20% of its total assets in such other investment companies.
Changes in the Fund’s Management Fee and Contractual Management Fee Waiver
The chart in the section of the Summary Prospectus entitled “Fees and Expenses of the Fund” are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1,2]	Distribution and Service (12b‑1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1,3]	Total Annual Fund Operating Expenses[3]	Fee Waiver[1,2]	Total Annual Fund Operating Expenses After Fee Waiver[1,2]
0.40%	None	None	0.01%	0.41%	(0.06)%	0.35%
[1]
As described in the “Management” section of the Fund’s prospectus beginning on page 19, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
As described in the “Management” section of the Fund’s prospectus beginning on page 19, BFA has contractually agreed to waive 0.05% of its management fee payable, through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[3]
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.

Change in the Fund’s Benchmark
In the section of the Summary Prospectus entitled “Performance Information” and the section of the Prospectus entitled “Fund Overview — Performance Information,” the BlackRock Municipal Bond Index and a customized reference benchmark comprised of 60% Muni HY (0‑18 years), 20% Muni BBB (0‑18 years) and 20% IG ex BBB (0‑18 years) (the “New Customized Benchmark”) replace the Bloomberg Municipal High Yield Bond Index and a customized reference benchmark comprised of 80% Bloomberg Municipal High Yield Index, 10% Bloomberg BBB Index and 10% Bloomberg Single A Index (0‑18 years) as the performance benchmarks against which the Fund measures its performance. Fund management believes the BlackRock Municipal Bond Index and the New Customized Benchmark are more relevant to the Fund’s new investment strategies.